Accounting Policies - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018
Significant Accounting Policies [Line Items]
Cumulative effect of accounting change	$ 3			$ 3
Tax Cuts and Jobs Act, reclassification from AOCI to retained earnings, tax effect				0
Maturities of short term investments		3 months
Equity securities
Significant Accounting Policies [Line Items]
Available-for-sale securities, equity securities	593			$ 593
Accounting Standards Update 2016-01 | Equity securities
Significant Accounting Policies [Line Items]
Cumulative effect of accounting change					$ (90)
Tax Cuts and Jobs Act of 2017 | Accounting Standards Update 2018-02
Significant Accounting Policies [Line Items]
Tax Cuts and Jobs Act, reclassification from AOCI to retained earnings, tax effect	$ 99
Limited partnerships and similar investments | Accounting Standards Update 2016-01
Significant Accounting Policies [Line Items]
Cumulative effect of accounting change					$ (3)
Equity securities still owned | Accounting Standards Update 2016-01 | Equity securities
Significant Accounting Policies [Line Items]
Net holding gains (losses) on equity securities		$ 140	$ (97)